Intangible Assets - Total Intangible Assets, Gross (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets
Amortizable intangible assets, gross	$ 3,111	$ 2,781	$ 527
Trademark	263
Total	$ 3,374	$ 2,781	$ 527